Commitments, contingencies, and other matters: (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Year ending December 31,
2015	$ 86
2016	65
2017	72
2018	62
2019	62
Thereafter	150
Operating Leases, Future Minimum Payments Due	$ 497